United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4743

(Investment Company Act File Number)

Federated Equity Income Fund, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2018

Date of Reporting Period: Quarter ended 02/28/2018

Item 1.	Schedule of Investments

Federated Equity Income Fund, Inc.
Portfolio of Investments
February 28, 2018 (unaudited)
Shares		Value in U.S. Dollars
	COMMON STOCKS—96.2%
	Consumer Discretionary—7.2%
44,721	Best Buy Co., Inc.	$3,239,589
67,694	Carnival Corp.	4,529,406
48,798	Dollar General Corp.	4,615,803
544,622	Ford Motor Co.	5,778,439
165,432	General Motors Co.	6,509,749
28,449	Home Depot, Inc.	5,185,399
47,643	L Brands, Inc.	2,350,229
59,085	Lowe's Cos., Inc.	5,293,425
99,637	MGM Resorts International	3,410,575
117,573	Pulte Group, Inc.	3,300,274
29,346	Royal Caribbean Cruises Ltd.	3,715,204
76,339	Tapestry, Inc.	3,886,419
84,297	Target Corp.	6,356,837
92,954	Time Warner, Inc.	8,641,004
199,038	Twenty-First Century Fox, Inc.	7,328,579
80,645	Walt Disney Co.	8,319,338
	TOTAL	82,460,269
	Consumer Staples—7.1%
45,952	Altria Group, Inc.	2,892,678
166,064	CVS Health Corp.	11,247,515
184,852	Conagra Brands, Inc.	6,678,703
31,028	Costco Wholesale Corp.	5,923,245
325,449	Empire Co. Ltd., Class A	6,026,082
58,305	Energizer Holdings, Inc.	3,176,456
138,252	Flowers Foods, Inc.	2,867,347
135,822	Imperial Brands PLC, ADR	4,943,921
240,723	Koninklijke Ahold Delhaize NV, ADR	5,394,603
209,969	Kroger Co.	5,694,359
41,465	Nu Skin Enterprises, Inc., Class A	2,919,136
57,070	Smucker (J.M.) Co.	7,207,941
66,993	Tyson Foods, Inc., Class A	4,982,939
135,106	WalMart, Inc.	12,160,891
	TOTAL	82,115,816
	Energy—10.2%
59,239	Andeavor	5,308,999
139,646	BP PLC, ADR	5,426,644
197,909	Chevron Corp.	22,149,975
91,014	Cimarex Energy Co.	8,745,535
196,313	ConocoPhillips	10,661,759
178,168	Devon Energy Corp.	5,464,413
163,546	Eni SpA, ADR	5,424,821
271,813	Halliburton Co.	12,617,559
795,770	Marathon Oil Corp.	11,554,580
285,851	Patterson-UTI Energy, Inc.	5,165,328
77,127	Pioneer Natural Resources, Inc.	13,129,329
95,920	Total S.A., ADR	5,437,705

Shares		Value in U.S. Dollars
	COMMON STOCKS—continued
	Energy—continued
66,874	Valero Energy Corp.	$6,046,747
	TOTAL	117,133,394
	Financials—25.2%
99,611	AXA SA, ADR	3,122,307
99,732	Aflac, Inc.	8,864,180
135,624	Allstate Corp.	12,512,670
25,182	Ameriprise Financial, Inc.	3,939,472
20,591	Aon PLC	2,889,329
71,379	Artisan Partners Asset Management, Inc.	2,409,041
81,196	Assured Guaranty Ltd.	2,807,758
209,000	Aviva PLC, ADR	2,945,855
1,218,837	Bank of America Corp.	39,124,668
397,048	Citigroup, Inc.	29,973,154
148,867	Comerica, Inc.	14,472,850
90,811	Discover Financial Services	7,158,631
153,565	East West Bancorp, Inc.	10,066,186
31,631	Evercore, Inc., Class A	2,943,265
187,367	Hartford Financial Services Group, Inc.	9,902,346
427,348	JPMorgan Chase & Co.	49,358,694
42,246	Kemper Corp.	2,382,674
222,433	Lazard Ltd., Class A	12,004,709
334,725	Morgan Stanley	18,751,295
178,671	OM Asset Management PLC	2,739,026
79,320	PNC Financial Services Group	12,505,591
207,426	Progressive Corp., OH	11,943,589
57,841	Prudential PLC, ADR	2,907,667
135,426	Raymond James Financial, Inc.	12,555,344
69,995	Sun Life Financial Services of Canada	2,881,694
61,296	The Travelers Cos., Inc.	8,520,144
	TOTAL	289,682,139
	Health Care—12.9%
126,099	Abbott Laboratories	7,607,553
121,513	AbbVie, Inc.	14,074,851
50,336	Aetna, Inc.	8,912,492
17,291	Allergan PLC	2,666,618
78,339	Amgen, Inc.	14,396,358
48,086	Anthem, Inc.	11,318,483
113,770	Encompass Health Corp.	6,059,390
106,114	Gilead Sciences, Inc.	8,354,355
118,166	Johnson & Johnson	15,347,400
154,440	Medtronic PLC	12,338,212
321,916	Merck & Co., Inc.	17,454,285
671,778	Pfizer, Inc.	24,392,259
25,245	UnitedHealth Group, Inc.	5,709,409
	TOTAL	148,631,665
	Industrials—9.2%
220,316	ABB Ltd., ADR	5,351,476
84,667	Caterpillar, Inc.	13,092,058
21,202	Copa Holdings SA, Class A	2,882,836
275,486	Delta Air Lines, Inc.	14,848,696

Shares		Value in U.S. Dollars
	COMMON STOCKS—continued
	Industrials—continued
114,268	Fluor Corp.	$6,501,849
200,492	General Electric Co.	2,828,942
169,171	International Consolidated Airlines Group SA, ADR	2,847,148
224,680	KAR Auction Services, Inc.	12,150,695
113,264	Kansas City Southern Industries, Inc.	11,670,723
16,985	Lockheed Martin Corp.	5,986,193
77,824	Raytheon Co.	16,927,498
31,028	Rockwell Automation, Inc.	5,609,862
158,195	Triton International Ltd.	4,511,721
	TOTAL	105,209,697
	Information Technology—10.4%
36,459	Apple, Inc.	6,494,077
204,852	Applied Materials, Inc.	11,797,427
32,676	Broadcom Ltd.	8,053,327
347,738	Cisco Systems, Inc.	15,571,708
84,466	DXC Technology Co.	8,661,144
349,971	Hewlett Packard Enterprise Co.	6,505,961
126,549	Intel Corp.	6,237,600
36,897	KLA-Tencor Corp.	4,180,799
64,771	Lam Research Corp.	12,426,964
62,608	Microsoft Corp.	5,870,752
87,470	Motorola, Inc.	9,284,940
72,310	Skyworks Solutions, Inc.	7,899,867
55,259	Texas Instruments, Inc.	5,987,313
123,599	Western Digital Corp.	10,758,057
	TOTAL	119,729,936
	Materials—3.2%
21,535	Albemarle Corp.	2,162,760
610,618	Anglo American PLC, ADR	7,541,132
80,833	CRH PLC, ADR	2,675,572
175,202	Chemours Co./The	8,323,847
536,481	Lundin Mining Corp.	3,490,973
45,316	Nucor Corp.	2,963,667
176,561	Rio Tinto PLC, ADR	9,659,652
	TOTAL	36,817,603
	Real Estate—3.4%
138,567	DCT Industrial Trust, Inc.	7,669,683
68,634	Digital Realty Trust, Inc.	6,907,326
135,488	Duke Realty Corp.	3,356,038
12,115	Equinix, Inc.	4,750,291
169,669	Invitation Homes, Inc.	3,690,301
35,884	Simon Property Group, Inc.	5,508,553
87,986	Sun Communities, Inc.	7,704,054
	TOTAL	39,586,246
	Telecommunication Services—2.4%
272,033	AT&T, Inc.	9,874,798
310,590	BT Group PLC, ADR	5,168,218
153,081	Verizon Communications, Inc.	7,308,087
197,104	Vodafone Group PLC, ADR	5,580,014
	TOTAL	27,931,117

Shares		Value in U.S. Dollars
	COMMON STOCKS—continued
	Utilities—5.0%
93,180	American Electric Power Co., Inc.	$6,110,744
54,709	DTE Energy Co.	5,513,573
84,304	Dominion Energy, Inc.	6,244,397
90,525	Duke Energy Corp.	6,820,154
113,299	Exelon Corp.	4,196,595
43,298	NextEra Energy, Inc.	6,587,791
119,296	Public Service Enterprises Group, Inc.	5,777,505
45,758	Sempra Energy	4,986,707
111,732	Southern Co.	4,811,180
154,694	Xcel Energy, Inc.	6,695,156
	TOTAL	57,743,802
	TOTAL COMMON STOCKS (IDENTIFIED COST $935,347,136)	1,107,041,684
	INVESTMENT COMPANY—3.4%
6,187,583	High Yield Bond Portfolio (IDENTIFIED COST $38,055,210)	39,043,647
	TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $973,402,346)	1,146,085,331
	OTHER ASSETS AND LIABILITIES - NET—0.4%[1]	4,548,702
	TOTAL NET ASSETS—100%	$1,150,634,033
At February 28, 2018, the Fund had the following outstanding futures contracts:
Description	Number Of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
2E-Mini Russel 1000 Index Long Futures	380	$22,893,100	March 2018	$(8,843)
2S&P 500 Long Futures	25	$16,965,000	March 2018	$634,109
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$625,266
The average notional value of long futures contracts held by the Fund throughout the period was $51,070,400. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased call options held by the Fund throughout the period was $2,500. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 28, 2018, were as follows:
	Federated Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2017	74,071,265	6,094,628	80,165,893
Purchases/Additions	80,219,830	92,955	80,312,785
Sales/Reductions	(154,291,095)	—	(154,291,095)
Balance of Shares Held 2/28/2018	—	6,187,583	6,187,583
Value	$—	$39,043,647	$39,043,647
Change in Unrealized Appreciation/Depreciation	$—	$(614,727)	$(614,727)
Net Realized Gain/(Loss)	$(8,261)	$—	$(8,261)
Dividend Income	$66,123	$591,811	$657,934

1	Assets, other than investments in securities, less liabilities.
2	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 28, 2018, all investments of the Fund excluding an Investment Company utilized Level 1 inputs in valuing the Fund's assets carried at fair value. As permitted by U.S. generally accepted accounting principles, the Investment Company valued at $39,043,647 is measured at fair value using the NAV per share practical expedient. The price of shares redeemed in High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Income Fund, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 24, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 24, 2018